License Agreements, Research Collaborations and Development Agreements - Additional Information (Details)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017 USD ($)	Sep. 30, 2019 USD ($) Agreement	Sep. 30, 2018 USD ($)	Sep. 30, 2019 USD ($) Agreement	Sep. 30, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) Segment
Revenue from contract		$ 648,220	$ 552,221	$ 2,677,940	$ 2,187,348	$ 294,630,700,000	$ 321,100,700,000
Royalty expense		62,500	62,500	187,500	187,500	25,000,000,000	25,718,600,000
Annual future minimum royalty payments due		250,000		250,000		25,000,000,000
New York State Department Of Health And I L U M Health Solutions L L C [Member]
Collaboration revenue receivable over 12 months of the project		1,600,000		$ 1,600,000
Contractual agreement period				15 months
Collaborations Revenue [Member]
Revenue from contract		75,000	0	$ 1,075,000	359,316	51,601,600,000	39,717,800,000
Collaborations Revenue [Member] | New York State Department Of Health And I L U M Health Solutions L L C [Member]
Revenue from contract		75,000		1,100,000
Product [Member]
Revenue from contract		573,035	539,856	1,597,505	1,805,877	239,562,600,000	277,186,900,000
Laboratory Service Revenue [Member]
Revenue from contract		$ 185	$ 12,365	$ 5,435	$ 22,155	$ 3,466,500,000	$ 4,196,000,000
F I S H Product Line [Member]
Number of license agreements		1		1			1
Centers For Disease Control And Prevention
Number of contract awarded year	1 year
Centers For Disease Control And Prevention | Cloud Based Mobile Software
Contract awarded value for funds development and evaluation of software	$ 86,000,000,000